Consolidated Statement of Changes in Shareholders' Equity - BRL (R$) R$ in Thousands	Paid-in Capital [member]	Capital Reserve [member]	Earnings Reserve [member]	Retained earnings/(accumulated losses) [member]	Other comprehensive income [member]	Shareholders' Equity [member]	Non-Controlling interests [member]	Total
Beginning balance at Dec. 31, 2017	R$ 4,540,000	R$ 30		R$ (1,291,689)	R$ 3,779,032	R$ 7,027,373	R$ 1,260,856	R$ 8,288,229
Capital transactions with shareholders		32,690	R$ 180,712	(898,332)		(684,930)		(684,930)
Sales of treasury shares			180,712			180,712		180,712
Dividends				(898,332)		(898,332)		(898,332)
Profit on disposal of shares		32,690				32,690		32,690
Total comprehensive income				5,074,136	(2,713,844)	2,360,292	126,447	2,486,739
Net income for the year				5,074,136		5,074,136	126,447	5,200,583
Other comprehensive income					(2,713,844)	(2,713,844)		(2,713,844)
Cumulative translation adjustments for the period					(87,101)	(87,101)		(87,101)
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					1,316	1,316		1,316
Gain/(Loss) on available-for-sale assets, net of taxes					(1,559,680)	(1,559,680)		(1,559,680)
(Loss) / gain on the percentage change in investments					(105)	(105)		(105)
Gain/(loss) on cash flow hedge accounting, net of taxes					(1,045,771)	(1,045,771)		(1,045,771)
Gain/(loss) on hedge of net investments in foreign subsidiaries					(21,852)	(21,852)		(21,852)
Gain/(loss) on business combination					(651)	(651)		(651)
Constitution of reserves			2,884,115	(2,884,115)
Non-controlling interests in subsidiaries							(76,598)	(76,598)
Ending balance at Dec. 31, 2018	4,540,000	32,720	3,064,827		1,065,188	8,702,735	1,310,705	10,013,440
Capital transactions with shareholders				(422,694)		(422,694)	(578,862)	(1,001,556)
Dividends				(424,903)		(424,903)	(513,842)	(938,745)
Interests on net equity							(65)	(65)
Reversal by prescription of dividends and interest on shareholder's equity				2,209		2,209		2,209
Total comprehensive income				1,789,067	105,436	1,894,503	455,545	2,350,048
Net income for the year				1,789,067		1,789,067	455,444	2,244,511
Other comprehensive income					105,436	105,436	101	105,537
Cumulative translation adjustments for the period					32,922	32,922		32,922
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					(113,195)	(113,195)	(193)	(113,388)
(Loss) / gain on the percentage change in investments					(2,288)	(2,288)	294	(1,994)
Gain/(loss) on cash flow hedge accounting, net of taxes					185,525	185,525		185,525
Gain/(loss) on hedge of net investments in foreign subsidiaries					2,472	2,472		2,472
Constitution of reserves			1,366,373	(1,366,373)
Ending balance at Dec. 31, 2019	4,540,000	32,720	4,431,200		1,170,624	10,174,544	1,187,388	11,361,932
Capital transactions with shareholders	1,500,000		(1,500,000)	(901,145)		(901,145)	(347,458)	(1,248,603)
Proposed capital increase	1,500,000		(1,500,000)
Dividends				(901,145)		(901,145)	(296,936)	(1,198,081)
Interests on net equity							(50,522)	(50,522)
Total comprehensive income				3,794,295	(3,154,243)	640,052	498,124	1,138,176
Net income for the year				3,794,295		3,794,295	498,323	4,292,618
Other comprehensive income					(3,154,243)	(3,154,243)	(199)	(3,154,442)
Cumulative translation adjustments for the period					581,175	581,175		581,175
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					133,069	133,069	(131)	132,938
(Loss) / gain on the percentage change in investments					6,102	6,102		6,102
Gain/(loss) on cash flow hedge accounting, net of taxes					(3,869,765)	(3,869,765)	(68)	(3,869,833)
Gain/(loss) on hedge of net investments in foreign subsidiaries					(4,824)	(4,824)		(4,824)
Internal changes in shareholders' equity			2,893,150	(2,893,150)
Constitution of reserves			2,893,150	(2,893,150)
Ending balance at Dec. 31, 2020	R$ 6,040,000	R$ 32,720	R$ 5,824,350		R$ (1,983,619)	R$ 9,913,451	R$ 1,338,054	R$ 11,251,505